UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_______________________

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.
Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2022 through June 30, 2023

Item 1.	Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05476
Reporting Period: 07/01/2022 - 06/30/2023
Lord Abbett Global Fund, Inc.

==================== Lord Abbett Emerging Markets Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Lord Abbett Emerging Markets Corporate Debt Fund ===============

ALIBABA GROUP HOLDING LIMITED

Ticker:       9988           Security ID:  01609W102
Meeting Date: SEP 30, 2022   Meeting Type: Annual
Record Date:  AUG 03, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Daniel Yong Zhang        For       For          Management
1.2   Elect Director Jerry Yang               For       For          Management
1.3   Elect Director Wan Ling Martello        For       For          Management
1.4   Elect Director Weijian Shan             For       For          Management
1.5   Elect Director Irene Yun-Lien Lee       For       For          Management
1.6   Elect Director Albert Kong Ping Ng      For       For          Management
2     Ratify PricewaterhouseCoopers as        For       For          Management
      Auditors

--------------------------------------------------------------------------------

ARCHER-DANIELS-MIDLAND COMPANY

Ticker:       ADM            Security ID:  039483102
Meeting Date: MAY 04, 2023   Meeting Type: Annual
Record Date:  MAR 09, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Michael S. Burke         For       For          Management
1b    Elect Director Theodore Colbert         For       For          Management
1c    Elect Director James C. Collins, Jr.    For       For          Management
1d    Elect Director Terrell K. Crews         For       For          Management
1e    Elect Director Ellen de Brabander       For       For          Management
1f    Elect Director Suzan F. Harrison        For       For          Management
1g    Elect Director Juan R. Luciano          For       For          Management
1h    Elect Director Patrick J. Moore         For       For          Management
1i    Elect Director Debra A. Sandler         For       For          Management
1j    Elect Director Lei Z. Schlitz           For       For          Management
1k    Elect Director Kelvin R. Westbrook      For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Require Independent Board Chair         Against   Against      Shareholder

--------------------------------------------------------------------------------

THE MOSAIC COMPANY

Ticker:       MOS            Security ID:  61945C103
Meeting Date: MAY 25, 2023   Meeting Type: Annual
Record Date:  MAR 28, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Cheryl K. Beebe          For       For          Management
1b    Elect Director Gregory L. Ebel          For       For          Management
1c    Elect Director Timothy S. Gitzel        For       For          Management
1d    Elect Director Denise C. Johnson        For       For          Management
1e    Elect Director Emery N. Koenig          For       For          Management
1f    Elect Director James (Joc) C. O'Rourke  For       For          Management
1g    Elect Director David T. Seaton          For       For          Management
1h    Elect Director Steven M. Seibert        For       For          Management
1i    Elect Director Joao Roberto Goncalves   For       For          Management
      Teixeira
1j    Elect Director Gretchen H. Watkins      For       For          Management
1k    Elect Director Kelvin R. Westbrook      For       For          Management
2     Approve Omnibus Stock Plan              For       For          Management
3     Ratify KPMG LLP as Auditors             For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
6     Reduce Ownership Threshold for          Against   Against      Shareholder
      Shareholders to Call Special Meeting
7     Report on Efforts to Reduce GHG         Against   Against      Shareholder
      Emissions in Alignment with Paris
      Agreement Goal

========================= Lord Abbett Global Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By: /s/ Michael J. Hebert

Michael J. Hebert

Chief Financial Officer and Treasurer

Date: August 17, 2023